CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	850,000	850,000	850,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	14,369,041	12,853,701	12,107,646
Common stock, shares outstanding	14,369,041	12,853,701	12,107,646
Committed to be issued
Common stock, shares issued	0	365,000	0